1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative March 2014) (USD $)	3 Months Ended		5 Months Ended	12 Months Ended			41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2014
Accounting Policies [Abstract]
Net loss	$ (700,105)	$ (1,776,082)	$ (838,157)	$ (2,401,534)	$ (3,365,198)	$ (2,261,479)	$ (8,866,368)	$ (9,566,473)
Stock-based compensation expense	$ 188,163	$ 115,824		$ 642,889	$ 1,156,921			$ 2,561,432